SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

On April 6, 2022, the Company and its subsidiary, Belfrics, entered into a satisfaction and release agreement, wherein the Company accepted payment of 1,000,000 BEL (Belrium Tokens) for the forgiveness of $3,000,000 in notes plus interest.

On April 10, 2022, the Company entered into an exchange agreement with Seven Knots, LLC. The Company exchanged 62,903 BEL, in satisfaction of the note held by Seven Knots resulting in the Company reducing its notes payable by $250,000, including interest payable of $6,247.

On April 10, 2022, the Company entered into three exchange agreements: one with Keystone Capital Partners, LLC, and two with Mastiff Group, LLC. The Company exchanged 748,222 BEL, reducing its convertible debt, including interest, by $3,042,699.

On April 10, 2022, the Company entered into an exchange agreement with Keystone Capital Partners, LLC. The Company exchanged 38,876 BEL, for Keystone’s subscription for 10,555,600 common stock shares with an aggregate purchase price of $158,334 received by the Company on November 19, 2021, as part of the original Regulation A offering.

On April 12, 2022, the Company entered into three exchange agreements with Crest Ventures, LLC, Long Side Ventures, LLC, and Taconic Group, LLC. The Company exchanged 141,750 BEL, for outstanding convertible debt, held by Crest, Long Side and Taconic, in the aggregate amount including interest, of $565,438.

On April 21, 2022, the Company received $125,000 from Keystone Capital Partners, LLC as part of the Regulation A Tier 2 offering, for which it issued 12,500,000 shares of common stock on April 29, 2022.

NOTE 12. SUBSEQUENT EVENTS

On July 1, 2021, the Company entered into a Note Exchange Agreement to amend and restate the remaining 5 variable conversion notes, all of which were in default, with interest rates ranging from 18% to 22% to a fixed rate $0.01 with an interest rate of 8%. A total of $1,085,824 in principal and interest was converted from the variable to fixed conversion price, reducing the need for future derivative calculations.

On July 20, 2021 a Form 1-A Regulation A Offering Circular dated June 9, 2021 and its exhibits were filed with and qualified by the Securities and Exchange Commission (the “SEC”). During the months of July and August 2021, the Company entered into Subscription Agreements with Investors to offer shares of its common stock at a purchase price of $0.015 per share for total gross proceeds of up to $5,000,000. Proceeds to date are $3,125,000 with a total of 208,333,333 shares.

On August 26, 2021, the Company filed a Form 8-K announcing that it closed its acquisition of Belfrics Holdings Limited and its related entities (collectively “Belfrics”) operating cryptocurrency exchanges and blockchain development services in Asia and Africa. The entities acquired are:

Belfrics Global PTE Ltd., a Singapore corporation

Belfrics BT Pvt Ltd, an India corporation

Belfrics Cryptex Pvt Ltd, an India corporation

Belfrics Tanzania Ltd, a Tanzania corporation

Belfrics Nigeria Pvt Ltd, a Nigeria corporation

Belfrics BT SDN BHD, a Malaysia corporation

Belfrics Holding Limited, a Malaysia corporation

Belfrics Academy SDN BHD, a Malaysia corporation

Belfrics International Ltd, a Malaysia corporation

Belfrics Europe SL, a Spain corporation

Belfrics Kenya Pvt. Ltd, a Kenya corporation

Incrypts SDN BHD, a Malaysia corporation

Belfrics Malaysia SDN BHD

Pursuant to the definitive agreement previously executed between Belfrics and the Company, the Company issuing the Belfrics shareholders a new class of preferred stock with an initial issuance price of $20,000,000 (Twenty Million Dollars) in the aggregate. The Belfrics shareholders can earn up to an additional $15,000,000 (Fifteen Million Dollars) by reaching certain milestones. This description of the terms of the agreement is qualified in its entirety to the Acquisition Agreement between the parties filed as an exhibit on Form 8-K filed on July 15, 2021.

Founded in 2014, the Belfrics digital exchange platform, which was fully developed in-house, is one of the most compliant platforms in the cryptocurrency industry. Supported by the proprietary technology of Belrium Blockchain KYC solution, the KYC (“Know Your Customer”) and AML (“Anti-Money Laundering”) process of Belfrics Exchange is a well accepted compliance solution. With 10 operational offices in 8 countries, Belfrics provides localized and personalized support to digital currency traders. Through its Blockchain Academy, Belfrics provides continuous training to traders, developers and blockchain enthusiasts in more than 20 countries. Belfrics is licensed and regulated by the Labuan Financial Services Authority (LFSA) in Malaysia.

On September 26, 2021, the Company entered into a 1.75% Secured Promissory Note with Belfrics Global Pte Ltd, its wholly-owned subsidiary. The note was for a principal amount of $1,000,000, and due and payable on June 30, 2022. As collateral security for the obligations to make full and timely payment of the Principal, and all accrued interest and other amounts payable under the Note, Belfrics deposited 250,000 (two hundred and fifty thousand) Belrium tokens in the wallet of the Escrow Agent, Jonathan D. Leinwand, P.A. Upon payment of the amount due, the Belrium tokens shall be released and returned to Belfrics.